Consolidated Balance Sheets (Parentheticals)	Jan. 31, 2015	Jan. 31, 2014
Common shares; Shares issued	75,480,492	63,660,953
Common shares; Shares outstanding	75,480,492	63,660,953
Common shares – shares authorized